INVENTORIES (Details Textual) - USD ($)	Jun. 01, 2022	Apr. 20, 2021	Apr. 14, 2021	Apr. 12, 2021
Disclosure Of Inventories [Abstract]
Purchase Consideration	$ 29,981,000	$ 6,800,000	$ 21,400,000	$ 21,400,000